Financial information by segment, Assets and liabilities by business sector (Details) - USD ($) $ in Thousands	Mar. 31, 2020	Dec. 31, 2019	Mar. 31, 2019	Dec. 31, 2018
Assets allocated [Abstract]
Contracted concessional assets	$ 7,907,329	$ 8,161,129
Investments carried under the equity method	127,619	139,925
Current financial investments	183,098	218,577
Cash and cash equivalents (project companies)	690,172	562,795	$ 654,618	$ 631,542
Total assets	9,519,171	9,659,815
Liabilities allocated [Abstract]
Long-term and short-term project debt	4,777,192	4,852,348
Grants and other liabilities	1,622,257	1,641,752
Long-term and short-term corporate debt	807,347	723,791
Total liabilities	7,950,041	7,944,959
Equity	1,569,130	1,714,856	$ 1,665,003	$ 1,756,112
Total liabilities and equity	9,519,171	9,659,815
Renewable Energy [Member]
Assets allocated [Abstract]
Contracted concessional assets	6,436,376	6,644,024
Investments carried under the equity method	67,789	77,549
Current financial investments	16,122	13,798
Cash and cash equivalents (project companies)	444,622	421,198
Total assets	6,964,909	7,156,568
Liabilities allocated [Abstract]
Long-term and short-term project debt	3,584,214	3,658,507
Grants and other liabilities	1,615,004	1,634,361
Total liabilities	5,199,218	5,292,868
Efficient Natural Gas [Member]
Assets allocated [Abstract]
Contracted concessional assets	529,540	559,069
Investments carried under the equity method	15,469	17,154
Current financial investments	109,189	148,723
Cash and cash equivalents (project companies)	19,805	11,850
Total assets	674,003	736,796
Liabilities allocated [Abstract]
Long-term and short-term project debt	523,907	529,350
Grants and other liabilities	99	146
Total liabilities	524,006	529,495
Electric Transmission Lines [Member]
Assets allocated [Abstract]
Contracted concessional assets	861,725	872,757
Investments carried under the equity method	0	0
Current financial investments	27,814	28,237
Cash and cash equivalents (project companies)	59,612	53,868
Total assets	949,150	954,862
Liabilities allocated [Abstract]
Long-term and short-term project debt	647,085	640,160
Grants and other liabilities	6,435	6,517
Total liabilities	653,520	646,677
Water [Member]
Assets allocated [Abstract]
Contracted concessional assets	79,688	85,280
Investments carried under the equity method	44,362	45,222
Current financial investments	17,958	18,373
Cash and cash equivalents (project companies)	10,707	9,548
Total assets	152,716	158,423
Liabilities allocated [Abstract]
Long-term and short-term project debt	21,986	24,331
Grants and other liabilities	719	728
Total liabilities	22,705	25,059
Allocated [Member]
Assets allocated [Abstract]
Contracted concessional assets	7,907,329	8,161,129
Investments carried under the equity method	127,619	139,925
Current financial investments	171,084	209,131
Cash and cash equivalents (project companies)	534,746	496,464
Total assets	8,740,778	9,006,649
Liabilities allocated [Abstract]
Long-term and short-term project debt	4,777,192	4,852,348
Grants and other liabilities	1,622,257	1,641,752
Total liabilities	6,399,449	6,494,100
Unallocated [Member]
Assets allocated [Abstract]
Other non-current assets	249,189	239,553
Other current assets (including cash and cash equivalents at holding company level)	529,204	413,613
Total assets	778,393	653,166
Liabilities allocated [Abstract]
Long-term and short-term corporate debt	807,347	723,791
Other non-current liabilities	588,523	564,855
Other current liabilities	154,722	162,213
Total liabilities	1,550,592	1,450,859
Equity	1,569,130	1,714,856
Total liabilities and equity	$ 3,119,722	$ 3,165,715